PROVISION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provisions for contingencies
					Contingent	Provision for
	Labor	Tax	Civil	Regulatory	consideration (PPA)	decommissioning	Total
Balance on 12.31.19	547,874	1,575,949	797,448	1,145,736	831,722	636,689	5,535,418
Additions (reversal), net (Note 27)	126,167	122,419	374,464	69,486	(18,631)	(7,306)	666,599
Other additions (reversal) (1)	6,390	—	(6,020)	—	—	(236,598)	(236,228)
Write-offs due to payment	(287,028)	(24,763)	(575,484)	(39,782)	—	—	(927,057)
Interest accruals	106,307	125,647	281,543	31,891	10,154	15,857	571,399
Balance on 12.31.20	499,710	1,799,252	871,951	1,207,331	823,245	408,642	5,610,131
Additions (reversal), net (Note 27)	205,540	282,699	313,935	542,843	(278,995)	(28,900)	1,037,122
Other additions (1)	583	—	683	—	—	12,431	13,697
Write-offs due to payment	(319,511)	(118,579)	(652,112)	(20,884)	—	—	(1,111,086)
Interest accruals (2)	100,633	183,997	401,514	256,954	(55,652)	(14,068)	873,378
Balance on 12.31.21	486,955	2,147,369	935,971	1,986,244	488,598	378,105	6,423,242
Balance on 12.31.20
Current	176,582	—	180,965	60,055	—	51	417,653
Non-current	323,128	1,799,252	690,986	1,147,276	823,245	408,591	5,192,478
Balance on 12.31.21
Current	206,279	—	295,722	200,313	—	—	702,314
Non-current	280,676	2,147,369	640,249	1,785,931	488,598	378,105	5,720,928
(1)	Provision for decommissioning refers to the reversal resulting from the review of costs for dismantling technical sites. The effects of this reversal were recognized against property, plant and equipment.
(2)	Contingent consideration (PPA): in 2021, mainly due to the reversal of TFF and PIS and COFINS on subscription / SVAs.

Labor
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.21	12.31.20
Provisions	486,955	499,710
Possible losses	1,364,562	1,435,790

Tax
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.21	12.31.20
Provisions	2,147,369	1,799,252
Federal	744,588	622,246
State	842,905	625,019
Municipal	36,794	37,506
FUST	523,082	514,481
Possible losses	30,248,600	29,368,422
Federal	2,964,490	3,257,998
State	19,163,608	17,447,000
Municipal	618,747	754,827
FUST, FUNTTEL and FISTEL	7,501,755	7,908,597

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.21	12.31.20
Provisions	935,971	871,951
Possible losses	2,119,701	3,374,200

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.21	12.31.20
Provisions	1,986,244	1,207,331
Possible losses	4,545,365	5,617,806